INVESTMENT ACTIVITIES	12 Months Ended
Mar. 31, 2011
Investment Activities [Text Block]	NOTE 15 – INVESTMENT ACTIVITIES No significant investment activities occurred during the years ended March 31, 2011 and March 31, 2010.